Income Taxes: Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Income Tax Benefits	$ 3,549	$ 9,244
Unrecognized Income Tax Benefit, Increases as a result of tax positions taken during prior periods		7,213
Unrecognized Income Tax Benefit, Increases as a result of tax positions taken during prior periods		(7,213)
Unrecognized Income tax benefits, Increases as a result of tax positions taken during a prior period (DEMP acquisition)	143
Unrecognized Income Tax Benefits, Decreases relating to settlements with tax authorities	(2,029)	(503)
Unrecognized Income Tax Benefits, Translation difference	89	58
Unrecognized Income Tax Benefits	$ 1,752	$ 3,549